Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB CAPITAL TRUST

Schwab Fundamental US Large Company Index Fund

Schwab Fundamental US Small Company Index Fund

Schwab Fundamental International Large Company Index Fund

Schwab Fundamental International Small Company Index Fund

Schwab Fundamental Emerging Markets Large Company Index Fund

(each, a fund and collectively, the funds)

Supplement dated February 28, 2019 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

This information was originally supplemented on January 14, 2019 to each fund’s then currently effective Summary Prospectus, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFITM Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

1.	Schwab Fundamental US Large Company Index Fund

Summary Prospectus and Statutory Prospectus — “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index.

2.	Schwab Fundamental US Small Company Index Fund

Summary Prospectus and Statutory Prospectus — “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index.

3.	Schwab Fundamental International Large Company Index Fund

Summary Prospectus and Statutory Prospectus — “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index.

4.	Schwab Fundamental International Small Company Index Fund

Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index.

5.	Schwab Fundamental Emerging Markets Large Company Index Fund

Summary Prospectus and Statutory Prospectus — “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the emerging markets companies within the parent index.

Schwab Fundamental US Large Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB CAPITAL TRUST

Schwab Fundamental US Large Company Index Fund

(each, a fund and collectively, the funds)

Supplement dated February 28, 2019 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

This information was originally supplemented on January 14, 2019 to each fund’s then currently effective Summary Prospectus, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFITM Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

1.	Schwab Fundamental US Large Company Index Fund

Summary Prospectus and Statutory Prospectus — “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index.

Schwab Fundamental US Small Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB CAPITAL TRUST

Schwab Fundamental US Small Company Index Fund

(each, a fund and collectively, the funds)

Supplement dated February 28, 2019 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

This information was originally supplemented on January 14, 2019 to each fund’s then currently effective Summary Prospectus, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFITM Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

2.	Schwab Fundamental US Small Company Index Fund

Summary Prospectus and Statutory Prospectus — “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent index.

Schwab Fundamental International Large Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB CAPITAL TRUST

Schwab Fundamental International Large Company Index Fund

(each, a fund and collectively, the funds)

Supplement dated February 28, 2019 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

This information was originally supplemented on January 14, 2019 to each fund’s then currently effective Summary Prospectus, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFITM Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

3.	Schwab Fundamental International Large Company Index Fund

Summary Prospectus and Statutory Prospectus — “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index.

Schwab Fundamental International Small Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB CAPITAL TRUST

Schwab Fundamental International Small Company Index Fund

(each, a fund and collectively, the funds)

Supplement dated February 28, 2019 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

This information was originally supplemented on January 14, 2019 to each fund’s then currently effective Summary Prospectus, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFITM Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

4.	Schwab Fundamental International Small Company Index Fund

Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent index.

Schwab Fundamental Emerging Markets Large Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB CAPITAL TRUST

Schwab Fundamental Emerging Markets Large Company Index Fund

(each, a fund and collectively, the funds)

Supplement dated February 28, 2019 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

This information was originally supplemented on January 14, 2019 to each fund’s then currently effective Summary Prospectus, Statutory Prospectus and SAI.

FTSE Russell, the index provider of the Russell RAFITM Index Series, recently informed Charles Schwab Investment Management, Inc., the investment adviser to the funds, that the Russell RAFI Index Series would be transitioning its starting universe (the initial universe of securities from which each Russell RAFI Index is constructed) from the Russell Global Index to the FTSE Global Total Cap Index. The transition of the starting universe will be effective with the annual reconstitution of the Russell RAFI Indexes, which will be moved from June 2019 to March 2019. No other changes to the Russell RAFI Indexes, including the index names or the underlying index methodology, are being made. As such, effective March 18, 2019, the following changes will occur:

5.	Schwab Fundamental Emerging Markets Large Company Index Fund

Summary Prospectus and Statutory Prospectus — “Principal Investment Strategies” section: The second and third sentences in the first paragraph are deleted and replaced in their entirety with the following:

The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index (the parent index). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the emerging markets companies within the parent index.